Deferred Financing and Leasing Costs (Finite-Lived Intangible Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Unamortized market value intangible liabilities	$ 11,200,000	$ 9,600,000
Amortization of above and below Market Leases	$ 45,000	$ 1,300,000	$ 1,600,000
Above Market Leases
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	2 years 1 month 6 days
Leases, Acquired-in-Place
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	4 years 2 months 12 days